FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE DISCLOSURES [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, are summarized below:

	Fair Value Measure- ments	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2012:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$110	$110	$-	$-
Securities available for sale
U.S. agency	30,667	-	30,667	-
U.S. agency residential mortgage-backed	127,412	-	127,412	-
Private label residential mortgage-backed	8,194	-	8,194	-
Obligations of states and political subdivisions	39,051	-	39,051	-
Trust preferred	3,089	-	3,089	-
Loans held for sale	47,487	-	47,487	-
Derivatives (1)	1,368	-	1,368	-
Liabilities
Derivatives (2)	1,320	-	861	459

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	8,814	-	-	8,814
Impaired loans (4)
Commercial
Income producing - real estate	3,727	-	-	3,727
Land, land development & construction-real estate	2,882	-	-	2,882
Commercial and industrial	6,581	-	-	6,581
Mortgage
1-4 Family	2,694	-	-	2,694
Resort Lending	380	-	-	380
Other real estate (5)
Commercial
Income producing - real estate	86	-	-	86
Land, land development & construction-real estate	3,190	-	-	3,190
Mortgage
1-4 Family	405	-	-	405
Resort Lending	3,535	-	-	3,535
Installment
Home equity installment - 1st lien	59	-	-	59
Loans held for sale relating to branch sale	3,292	-	3,292	-

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2011:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$77	$77	$-	$-
Securities available for sale
U.S. agency	25,017	-	25,017	-
U.S. agency residential mortgage-backed	94,206	-	94,206	-
Private label residential mortgage-backed	8,268	-	8,268	-
Obligations of states and political subdivisions	27,317	-	27,317	-
Trust preferred	2,636	-	2,636	-
Loans held for sale	44,801	-	44,801	-
Derivatives (1)	857	-	857	-
Liabilities
Derivatives (2)	1,883	-	1,709	174

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	11,004	-	-	11,004
Impaired loans (4)
Commercial
Income producing - real estate	8,022	-	-	8,022
Land, land development & construction-real estate	5,702	-	-	5,702
Commercial and industrial	5,613	-	-	5,613
Mortgage
1-4 Family	3,263	-	-	3,263
Resort Lending	1,064	-	-	1,064
Other real estate (5)
Commercial
Income producing - real estate	1,388	-	-	1,388
Land, land development & construction-real estate	7,512	-	-	7,512
Commercial and industrial	497	-	-	497
Mortgage
1-4 Family	2,079	-	-	2,079
Resort Lending	5,297	-	-	5,297
Home equity line of credit - 1st lien	53	-	-	53
Installment
Home equity installment - 1st lien	100	-	-	100

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

Changes in fair value for financial assets
Changes in fair values for financial assets which we have elected the fair value option for the years ended December 31 are as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period
	Securities	Loans	Earnings
	(In thousands)

2012
Trading securities	$33	$-	$33
Loans held for sale	-	440	440

2011
Trading securities	$45	$-	$45
Loans held for sale	-	1,503	1,503

2010
Trading securities	$(22)	$-	$(22)
Loans held for sale	-	(378)	(378)

Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
A reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, follows:

	(Liability)
	Amended Warrant
	2012	2011
	(In thousands)
Beginning balance	$(174)	$(1,311)
Total gains (losses) realized and unrealized:
Included in results of operations	(285)	1,137
Included in other comprehensive income	-	-
Purchases, issuances, settlements, maturities and calls	-	-
Transfers in and/or out of Level 3	-	-
Ending balance	$(459)	$(174)

Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$(285)	$1,137

Quantitative information about the Amended Warrant
Quantitative information about the Amended Warrant at December 31, 2012 and 2011 follows:

	(Liability) Fair	Valuation	Unobservable	Unobservable Input Values December 31,
	Value	Technique	Inputs	2012	2011
	(Dollars in thousands)

Amended Warrant	$(459)	Binomial Lattice Model	Probability of non- permitted equity raise	0.5%	1.0%
			Expected discount to stock price in an equity raise	10.0%	10.0%
			Dollar amount of expected capital raise	$100 Million	$100 Million
			Expected time of non- permitted equity raise	April, 2013	April, 2013

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis
Quantitative information about Level 3 fair value measurements measured on a non-recurring basis at December 31, 2012 follows:

	Asset (Liability) Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(Dollars in thousands)

Capitalized mortgage loan servicing rights	$8,814	Present value of net servicing revenue	Discount rate	11.00%
			Cost to service	$83
			Ancillary income	43
			Float rate	0.84%
Impaired loans
Commercial	13,190	Sales comparison approach	Adjustment for differences between comparable sales	16.7%
		Income approach	Capitalization rate	10.8
Mortgage	3,074	Sales comparison approach	Adjustment for differences between comparable sales	9.5
Other real estate
Commercial	3,276	Sales comparison approach	Adjustment for differences between comparable sales	(12.4)
		Income approach	Capitalization rate	12.3
Mortgage and Installment	3,999	Sales comparison approach	Adjustment for differences between comparable sales	(6.3)

Aggregate fair value and aggregate remaining contractual principal balance for loans held for sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2012	$47,487	$1,843	$45,644
2011	44,801	1,403	43,398
2010	50,098	(100)	50,198